Exhibit 3.1

CERTIFICATE OF TRUST OF

ALLSTATE LIFE GLOBAL FUNDING TRUST 2006-1

THIS Certificate of Trust of Allstate Life Global Funding Trust 2006-1(the “Trust”), is being duly executed and filed by the undersigned trustees to form a statutory trust under the Delaware Statutory Trust Act (12 Del. Code, § 3801 et seq.) (the “Act”).

1.            Name. The name of the statutory trust formed hereby is Allstate Life Global Funding Trust 2006-1.

2.            Delaware Trustee. The name and business address of the trustee of the Trust with its principal place of business in the State of Delaware is Wilmington Trust Company, Rodney Square North, 1100 North Market Street, Wilmington, Delaware, 19890-0001, Attention: Corporate Trust Administration.

3.            Effective Time. This Certificate of Trust will be effective upon its filing with the Secretary of State of the State of Delaware.

IN WITNESS WHEREOF, the undersigned, being all of the trustees of the Trust as of the date of filing of this Certificate of Trust, have executed this Certificate of Trust in accordance with § 3811(a)(1) of the Act.

Wilmington Trust Company, not in its

individual capacity but solely as Delaware Trustee

By:   /s/ Janet R. Havrilla

Name: Janet R. Havrilla
Title: Financial Services Officer